Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure [Table]
Named Executive Officers, Footnote [Text Block]	(2) The dollar amounts reported represent the average amount of CAP to the non-CEO named executive officers (“Non-CEO NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. The Non-CEO NEOs consist of the following individuals for each of the years shown: Andrew M. Laurence, Andrew F. Kaminsky, Eric F. Seeton and Kenneth Todd Evans. To calculate CAP to our Non-CEO NEOs for each of the years shown, see the "Average Non-CEO NEOs SCT Total to CAP Reconciliation" table below.
Changed Peer Group, Footnote [Text Block]
(a)    The Aaron's Company, Inc. was excluded from the Peer Group TSR calculation for Fiscal 2020 because it was privately held during that year. GNC Holdings was excluded from the Peer Group TSR calculation for Fiscal 2020 because it filed for bankruptcy in that year.

(b)    Driven Brands Holdings Inc. and Petco Health and Wellness Company, Inc. were excluded from the Peer Group TSR calculation for Fiscal 2021 because they were privately held during that year.

In 2020, the Company acquired American Freight and FFO Home. As a result, new peer group companies were added for Fiscal 2021 for improved business and financial comparability to the Company. The Company's TSR in 2021 compared to the TSR in 2021 of each of the 2021 peer group and 2020 peer group was as follows:

Company's TSR (Fiscal 2021)	Peer Group	Weighted Peer Group TSR
$235.85	2021	$204.22
$235.85	2020	$161.67

In 2021, the Company acquired Pet Supplies Plus, Sylvan Learning and Badcock Home Furniture & more and the Company divested its business known as Liberty Tax Service, resulting in changes to the Company’s peer group for Fiscal 2022 for improved business and financial comparability to the Company. The Company's TSR in 2022 compared to the TSR in 2022 of each of the 2022 peer group and 2021 peer group was as follows:

Company's TSR (Fiscal 2022)	Peer Group	Weighted Peer Group TSR
$117.10	2022	$148.20
$117.10	2021	$148.25

PEO Total Compensation Amount	$ 4,169,999	$ 8,410,064	$ 5,060,006
PEO Actually Paid Compensation Amount	(18,751,648)	22,987,468	8,609,785
Non-PEO NEO Average Total Compensation Amount	1,556,272	3,282,082	1,897,237
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,145,924)	7,960,192	3,239,268
Total Shareholder Return Vs Peer Group [Text Block]	(3) Cumulative Total Stockholder Return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming reinvestment of all dividends, if any, and the difference between the Company’s Common Stock price at the end and the beginning of the measurement period by the Company’s Common Stock price at the beginning of the measurement period.
Total Shareholder Return Amount	$ 117.10	235.85	123.35
Peer Group Total Shareholder Return Amount	148.20	204.22	109.16
Net Income (Loss)	$ (68,573)	$ 363,788	$ 27,154
Company Selected Measure Amount	353,800	357,300	258,400
PEO Name	(1) The dollar amounts reported represent the amount of Compensation Actually Paid ("CAP") to our Chief Executive Officer ("CEO"), Brian R. Kahn, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kahn during the applicable year. To calculate CAP for Mr. Kahn, for each of the years shown, see the "CEO SCT Total to CAP Reconciliation" table below.
2021 and 2020 Comparable Peer Groups Total Shareholder Return Amounts		$ 204.22	$ 161.67
2022 and 2021 Comparable Peer Groups Total Shareholder Return Amounts	$ 148.20	$ 148.25
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ProForma Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,921,648)	$ 20,872,468	$ 6,549,785
PEO [Member] | Summary Compensation Table Value Of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,999,999)	(6,295,064)	(3,000,006)
PEO [Member] | Year End Fair Value Granted During Fiscal Year That Is Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	842,490	9,495,324	5,196,785
PEO [Member] | Year Over Year Change in Fair Value of Equity Granted In Prior Years That Is Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,842,141)	11,241,662	1,353,000
PEO [Member] | Fair Value At Vesting Date Of Equity Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,921,997)	135,482	0
PEO [Member] | Fair Value At The End of the Prior Year Of Equity Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,877,173)	6,900,994	2,343,731
Non-PEO NEO [Member] | Summary Compensation Table Value Of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(825,023)	(2,222,884)	(1,001,700)
Non-PEO NEO [Member] | Year End Fair Value Granted During Fiscal Year That Is Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	231,691	3,357,076	1,732,233
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Granted In Prior Years That Is Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,510,594)	3,421,423	589,010
Non-PEO NEO [Member] | Fair Value At Vesting Date Of Equity Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,598,270)	122,495	22,488
Non-PEO NEO [Member] | Fair Value At The End of the Prior Year Of Equity Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0